Research and Development Expenses, Net	12 Months Ended
Dec. 31, 2018
Research and Development Expenses, Net [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET

NOTE 16—RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31
	2016	2017	2018
	NIS in thousands
Payroll and related expenses	8,728	7,687	7,080
Share-based payments	2,127	1,197	1,626
Subcontractors and consultants	11,328	2,554	1,064
Consumables and materials	1,806	698	1,112
Depreciation and amortization	826	1,002	971
Rent and maintenance	2,963	2,700	2,805
Other	1,422	1,083	1,555
	29,200	16,921	16,213
Less:
Participation in R&D expenses, See Note 13b	(9,257)	(573)	-
IIA participation in R&D expenses, See Note 13(a)(2)	(3,154)	(2,282)	3,227
	(12,411)	(2,855)	3,227
	16,789	14,066	19,440